HSBC Holdings' subsidiaries, joint ventures and associates - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2018
ACN 087 652 113 Pty Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Almacenadora Banpacifico S.A. (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
Assetfinance December (F) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance December (H) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance December (M) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance December (P) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance December (R) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance June (A) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance June (D) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance March (B) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance March (D) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance March (F) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance September (F) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Assetfinance September (G) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
B&Q Financial Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Banco Nominees (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Banco Nominees 2 (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Banco Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Bank of Bermuda (Cayman) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Beijing Miyun HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Billingsgate Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Canada Crescent Nominees (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Canada Square Nominees (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Canada Water Nominees (UK) Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Capco/Cove, Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Card-Flo 1, Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Card-Flo 3, Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
CCF & Partners Asset Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
CCF Charterhouse GmbH (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
CCF Charterhouse GmbH (in liquidation) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
CCF Holding (LIBAN) S.A.L. (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	74.99%
Charterhouse Administrators (D.T.) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Charterhouse Administrators (D.T.) Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Charterhouse Development Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Charterhouse Management Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Charterhouse Management Services Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Charterhouse Pensions Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Chongqing Dazu HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Chongqing Fengdu HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Chongqing Rongchang HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
CL Residential Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Cordico Management AG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Corhold Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Dalian Pulandian HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Dem 5
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Dem 5 | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Dem 9
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Dem 9 | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Dempar 1
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Dempar 1 | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Dempar 4
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Dempar 4 | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Desarrollo Turistico, S.A. de C.V. (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
Elysees GmbH (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Elysees GmbH (in liquidation) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Elysées Immo Invest
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Elysées Immo Invest | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Equator Holdings Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Eton Corporate Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Far East Leasing SA (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Fdm 5 SAS
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Fdm 5 SAS | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
FEPC Leasing Ltd. (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Finanpar 2
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Finanpar 2 | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Finanpar 7
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Finanpar 7 | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Flandres Contentieux S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Flandres Contentieux S.A. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Foncière Elysées
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Foncière Elysées | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Forward Trust Rail Services Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Fujian Yongan HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Fulcher Enterprises Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Fulcher Enterprises Company Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Fundacion HSBC, A.C.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
Giller Ltd.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Global Payments Technology Mexico S.A. De C.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Global Payments Technology Mexico S.A. De C.V. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Griffin International Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Grupo Financiero HSBC, S. A. de C. V.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
Guangdong Enping HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng (Nominee) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng (Nominee) Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Bank (China) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Bank (China) Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Bank (Trustee) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Bank (Trustee) Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
Hang Seng Bank Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	62.14%
Hang Seng Bullion Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Bullion Company Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Credit Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Credit Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Data Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Data Services Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Finance Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Finance Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Financial Information Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Financial Information Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Futures Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Futures Limited (in liquidation) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Indexes Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Indexes Company Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Insurance Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Insurance Company Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Investment Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Investment Management Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Investment Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Investment Services Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Life Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Life Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Real Estate Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Real Estate Management Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Securities Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Securities Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Security Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hang Seng Security Management Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
Hang Seng Qianhai Fund Management Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	70.00%
Hang Seng Qianhai Fund Management Company Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(43.49%)
Haseba Investment Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Haseba Investment Company Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
HFC Bank Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
High Time Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
High Time Investments Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
HITG Administration GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Honey Green Enterprises Ltd.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hongkong International Trade Finance (Holdings) Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Finance Corporation III
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household International Europe Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Household Pooling Corporation
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HRMG Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC (BGF) Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC (General Partner) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC (Guernsey) GP PCC Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC (Kuala Lumpur) Nominees Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC (Malaysia) Trustee Berhad
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC (Singapore) Nominees Pte Ltd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Administradora de Inversiones S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Administradora de Inversiones S.A. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.65%)
HSBC Agency (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Alternative Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Amanah Malaysia Berhad
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Amanah Takaful (Malaysia) Berhad
Disclosure of subsidiaries [line items]
Group interest percent	49.00%
HSBC Americas Corporation (Delaware)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Argentina Holdings S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asia Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asia Holdings B.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asia Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asia Pacific Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asset Finance (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asset Finance Holdings Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asset Finance M.O.G. Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asset Management (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Asset Management (India) Private Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Assurances Vie (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Assurances Vie (France) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Australia Holdings Pty Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (Chile)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (China) Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (China) Company Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (General Partner) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (RR) (Limited Liability Company)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (Singapore) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (Taiwan) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (Uruguay) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank (Vietnam) Ltd.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank A.S.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Argentina S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Argentina S.A. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank Armenia cjsc
Disclosure of subsidiaries [line items]
Group interest percent	70.00%
HSBC Bank Australia Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Bermuda Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Canada
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Canada | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Egypt S.A.E
Disclosure of subsidiaries [line items]
Group interest percent	94.54%
HSBC Bank Malaysia Berhad
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Malaysia Berhad | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Malta p.l.c.
Disclosure of subsidiaries [line items]
Group interest percent	70.03%
HSBC Bank Middle East Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Middle East Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Middle East Limited, Representative Office Morocco SARL
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Nominee (Jersey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Oman S.A.O.G.
Disclosure of subsidiaries [line items]
Group interest percent	51.00%
HSBC Bank Pension Trust (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank plc
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank plc | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank Polska S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Bank USA, National Association
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Branch Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Brasil Holding S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Brasil S.A. Banco De Investimento
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Broking Forex (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Broking Futures (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Broking Futures (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Broking Securities (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Broking Securities (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Broking Services (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Canadian Covered Bond (Legislative) GP Inc
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Capital (USA), Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Capital Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Card Services Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Cayman Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC City Funding Holdings
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Client Holdings Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Client Share Offer Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Corporate Advisory (Malaysia) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Corporate Finance (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Corporate Trustee Company (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Custody Nominees (Australia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Custody Services (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Daisy Investments (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Electronic Data Processing (Guangdong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Electronic Data Processing (Malaysia) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Electronic Data Processing (Philippines), Inc.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Electronic Data Processing India Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Electronic Data Processing Lanka (Private) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Electronic Data Service Delivery (Egypt) S.A.E.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Enterprise Investment Company (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Epargne Entreprise (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Epargne Entreprise (France) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Equator (UK) Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Equipment Finance (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Equity (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Europe B.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Executor & Trustee Company (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Factoring (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Factoring (France) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Finance (Brunei) Berhad
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Finance (Netherlands)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Finance Corporation
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Finance Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Finance Mortgages Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Finance Transformation (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Financial Services (Lebanon) s.a.l.
Disclosure of subsidiaries [line items]
Group interest percent	99.60%
HSBC Financial Services (Middle East) Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Financial Services (Uruguay) S.A. (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC France
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC France | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Fund Services (Korea) Limited
Disclosure of subsidiaries [line items]
Group interest percent	92.95%
HSBC Funding (UK) Holdings (active proposal to strike off)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Germany Holdings GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Canada) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Deutschland) GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Deutschland) GmbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
HSBC Global Asset Management (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (France) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Global Asset Management (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (International) Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Japan) K. K.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Malta) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Malta) Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(70.03%)
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Global Asset Management (Oesterreich) GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Oesterreich) GmbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
HSBC Global Asset Management (Singapore) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Switzerland) AG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (Switzerland) AG | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(90.33%)
HSBC Global Asset Management (Taiwan) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management Holdings (Bahamas) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Asset Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Custody Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Custody Proprietary Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Services (Canada) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Services (China) Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Services (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Services (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Shared Services (India) Private Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Global Shared Services (India) Private Limited (in liquidation) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Group Management Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Group Nominees UK Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Holdings B.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC IM Pension Trust Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Infrastructure Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC INKA Investment-AG TGV
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC INKA Investment-AG TGV | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
HSBC Inmobiliaria (Mexico), S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Institutional Trust Services (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Institutional Trust Services (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Institutional Trust Services (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Institutional Trust Services (Ireland) DAC | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Institutional Trust Services (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Institutional Trust Services (Singapore) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance (Asia-Pacific) Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance (Singapore) Pte. Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance Agency (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance Brokers (Philippines) Inc
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance Brokers (Philippines) Inc | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Insurance Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance Management Services Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Insurance Services (Lebanon) S.A.L. (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	97.70%
HSBC Insurance Services Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Finance Corporation (Delaware)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Holdings (Jersey) Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Nominees Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Trustee (BVI) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Trustee (Holdings) Pte. Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC International Trustee Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Inversiones S.A.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Inversiones y Servicios Financieros Limitada (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Inversiones y Servicios Financieros Limitada (in liquidation) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC InvestDirect (India) Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC InvestDirect (India) Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.54%)
HSBC InvestDirect Financial Services (India) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC InvestDirect Financial Services (India) Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.54%)
HSBC InvestDirect Sales & Marketing (India) Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC InvestDirect Sales & Marketing (India) Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(98.54%)
HSBC InvestDirect Securities (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC InvestDirect Securities (India) Private Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.61%)
HSBC Investment Bank Holdings B.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Investment Bank Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Investment Company (Egypt) S.A.E (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Investment Company (Egypt) S.A.E (in liquidation) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(94.54%)
HSBC Investment Funds (Canada) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Investment Funds (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Investment Funds (Luxembourg) SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Invoice Finance (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Iris Investments (Mauritius) Ltd (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Issuer Services Common Depositary Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Issuer Services Depositary Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Latin America B.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Latin America Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Leasing (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Leasing (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Leasing (France) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Life (International) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Life (International) Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Life (Property) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Life (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Life Assurance (Malta) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Life Assurance (Malta) Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(70.03%)
HSBC Life Insurance Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	50.00%
HSBC Lodge Funding (UK) Holdings (active proposal to strike off)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC LU Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Management (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Markets (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Marking Name Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Middle East Finance Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	80.00%
HSBC Middle East Holdings B.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Middle East Securities L.L.C
Disclosure of subsidiaries [line items]
Group interest percent	49.00%
HSBC Mortgage Corporation (Canada)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Mortgage Corporation (USA)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Nominees (Asing) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Nominees (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Nominees (New Zealand) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Nominees (Tempatan) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC North America Holdings Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Odeme Sistemleri Bilgisayar Teknolojileri Basin Yayin Ve Musteri Hizmetleri
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Overseas Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Overseas Investments Corporation (New York)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Overseas Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Participaciones (Argentina) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Participaciones (Argentina) S.A. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC PB Corporate Services 1 Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC PB Services (Suisse) SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Pension Trust (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Pensiones, S.A.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC PI Holdings (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Portfoy Yonetimi A.S.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Portfoy Yonetimi A.S. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.98%)
HSBC Preferential LP (UK)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Bank (C.I.) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Bank (Luxembourg) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Bank (Monaco) SA
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Private Bank (Suisse) SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Bank (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Bank International
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Banking Holdings (Suisse) SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Banking Nominee 3 (Jersey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Equity Investments (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Trustee (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Private Wealth Services (Canada) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Professional Services (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	98.61%
HSBC Property (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Property Funds (Holding) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Provident Fund Trustee (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Qianhai Securities Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Qianhai Securities Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(51.00%)
HSBC Rail (UK) Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Real Estate Leasing (France)
Disclosure of subsidiaries [line items]
Group interest percent	99.00%
HSBC Realty Credit Corporation (USA)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC REIM (France)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC REIM (France) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Representative Office (Nigeria) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Retirement Benefits Trustee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Retirement Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Savings Bank (Philippines) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Securities (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (Canada) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (Egypt) S.A.E.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (Egypt) S.A.E. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(94.54%)
HSBC Securities (Japan) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (Philippines) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Securities (Singapore) Pte Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (South Africa) (Pty) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (Taiwan) Corporation Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities and Capital Markets (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Securities Asia International Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Asia Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Brokers (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Investments (Asia) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Services (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Services (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Services (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Services (Luxembourg) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Services Holding Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Securities Services Holdings (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Seguros de Retiro (Argentina) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Seguros de Retiro (Argentina) S.A. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Seguros de Vida (Argentina) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Seguros de Vida (Argentina) S.A. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Service Delivery (Polska) Sp. z o.o.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Services (France)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Services Japan Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Services USA Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Servicios Financieros, S.A. de C.V
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC SFH (France)
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
HSBC Software Development (Canada) Inc
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Software Development (Guangdong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Software Development (India) Private Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Software Development (Malaysia) Sdn Bhd
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Specialist Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Stockbrokers Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Technology & Services (China) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Technology & Services (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Transaction Services GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Transaction Services GmbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
HSBC Trinkaus & Burkhardt (International) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trinkaus & Burkhardt (International) S.A. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
HSBC Trinkaus & Burkhardt AG
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Trinkaus & Burkhardt AG | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	80.67%
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
HSBC Trinkaus Family Office GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trinkaus Family Office GmbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
HSBC Trinkaus Immobilien Beteiligungs KG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trinkaus Immobilien Beteiligungs KG | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
HSBC Trinkaus Real Estate GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trinkaus Real Estate GmbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
HSBC Trust Company (Canada)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trust Company (Delaware), National Association
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trust Company (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trust Company AG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trustee (C.I.) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trustee (Cayman) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trustee (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trustee (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trustee (Mauritius) Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Trustee (Singapore) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC UK Bank plc
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC UK Bank plc | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC UK Client Nominee Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC UK Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC USA Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Violet Investments (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Wealth Client Nominee Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSBC Yatirim Menkul Degerler A.S.
Disclosure of subsidiaries [line items]
Group interest percent	99.98%
HSI Asset Securitization Corporation
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSI International Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
HSI International Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
HSIL Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hubei Macheng HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hubei Tianmen HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Hunan Pingjiang HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Imenson Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Imenson Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)
INKA Internationale Kapitalanlagegesellschaft mbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
INKA Internationale Kapitalanlagegesellschaft mbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
Inmobiliaria Banci, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Inmobiliaria Banci, S.A. de C.V. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(98.91%)
Inmobiliaria Bisa, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Inmobiliaria Bisa, S.A. de C.V. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Inmobiliaria Grufin, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Inmobiliaria Grufin, S.A. de C.V. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Inmobiliaria Guatusi, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Inmobiliaria Guatusi, S.A. de C.V. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
IRERE Property Investments (French Offices) Sarl (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
James Capel & Co. Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
James Capel (Channel Islands) Nominees Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
James Capel (Nominees) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
James Capel (Second Nominees) Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
James Capel (Taiwan) Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Jasmine22 Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
John Lewis Financial Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Keyser Ullmann Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Keyser Ullmann Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Kings Meadow Nominees Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Legend Estates Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Lion Corporate Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Lion International Corporate Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Lion International Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Lion Management (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Lyndholme Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Marks and Spencer Financial Services plc
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Marks and Spencer Retail Financial Services Holdings Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Marks and Spencer Savings and Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Marks and Spencer Unit Trust Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Maxima S.A. AFJP (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Maxima S.A. AFJP (in liquidation) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.98%)
Mercantile Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Mexicana de Fomento, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	99.90%
Midcorp Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Midland Bank (Branch Nominees) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Midland Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
MIL (Cayman) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
MIL (Jersey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
MW Gestion SA
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Promocion en Bienes Raices, S.A. de C.V.
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
Promocion en Bienes Raices, S.A. de C.V. | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.19%)
Prudential Client HSBC GIS Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
PT Bank HSBC Indonesia
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
PT Bank HSBC Indonesia | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(98.93%)
PT HSBC Securities Indonesia
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
PT HSBC Securities Indonesia | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(85.00%)
R/CLIP Corp.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Real Estate Collateral Management Company
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Republic Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Republic Overseas Capital Corporation
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
RLUKREF Nominees (UK) One Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
RLUKREF Nominees (UK) Two Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
S.A.P.C. – Ufipro Recouvrement
Disclosure of subsidiaries [line items]
Group interest percent	99.97%
Saf Baiyun
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Baiyun | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Saf Chang Jiang
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Chang Jiang | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Saf Guangzhou
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Guangzhou | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Saf Zhu Jiang
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Saf Zhu Jiang Jiu
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Jiu | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Saf Zhu Jiang Shi Ba
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shi Ba | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Saf Zhu Jiang Shi Er
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shi Er | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Saf Zhu Jiang Shi Jiu
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shi Jiu | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Saf Zhu Jiang Shi Liu
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shi Liu | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Saf Zhu Jiang Shi Qi
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shi Qi | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Saf Zhu Jiang Shi Wu
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Saf Zhu Jiang Shi Wu | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
SAS Bosquet-Audrain
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SAS Bosquet-Audrain | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(94.90%)
SAS Cyatheas Pasteur
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SAS Cyatheas Pasteur | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(94.93%)
SAS Orona
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SAS Orona | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(94.92%)
SCI HSBC Assurances Immo
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SCI HSBC Assurances Immo | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
SFM
Disclosure of subsidiaries [line items]
Group interest percent	99.99%
SFSS Nominees (Pty) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Shandong Rongcheng HSBC Rural Bank Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Sico Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNC Dorique
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNC Dorique | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
SNC Kerouan
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNC Kerouan | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
SNC Les Mercuriales
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNC Les Mercuriales | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
SNC Les Oliviers D’Antibes
Disclosure of subsidiaries [line items]
Group interest percent	60.00%
SNC Makala
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNC Makala | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
SNC Nuku-Hiva Bail
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNC Nuku-Hiva Bail | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
SNCB/M6 - 2008 A
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNCB/M6 - 2008 A | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
SNCB/M6-2007 A
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNCB/M6-2007 A | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
SNCB/M6-2007 B
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
SNCB/M6-2007 B | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Societe CCF Finance Moyen-Orient S.A.L. (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	99.64%
Societe CCF Finance Moyen-Orient S.A.L. (in liquidation) | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.08%)
Société Financière et Mobilière
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Société Financière et Mobilière | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Societe Immobiliere Atlas S.A.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Somers Dublin DAC
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Somers Dublin DAC | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Somers Nominees (Far East) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Sopingest
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Sopingest | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
South Yorkshire Light Rail Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
St Cross Trustees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Sun Hung Kai Development (Lujiazui III) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Swan National Leasing (Commercials) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Swan National Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Thasosfin
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Thasosfin | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
The Hongkong and Shanghai Banking Corporation Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
The Hongkong and Shanghai Banking Corporation Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
The Venture Catalysts Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Timberlink Settlement Services (USA) Inc.
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Tooley Street View Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Tower Investment Management
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
Trinkaus Immobilien-Fonds Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Immobilien-Fonds Verwaltungs-GmbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
Trinkaus Private Equity Management GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Private Equity Management GmbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
Trinkaus Private Equity Verwaltungs GmbH
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Trinkaus Private Equity Verwaltungs GmbH | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(80.67%)
Tropical Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Turnsonic (Nominees) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Vadep Holding AG (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Valeurs Mobilières Elysées
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Valeurs Mobilières Elysées | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Wardley Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Wayfoong Credit Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Wayfoong Finance Limited (in liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Wayfoong Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Wayhong (Bahamas) Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Woodex Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Yan Nin Development Company Limited
Disclosure of subsidiaries [line items]
Group interest percent	100.00%
Yan Nin Development Company Limited | HSBC Holdings
Disclosure of subsidiaries [line items]
Group interest percent	(62.14%)